Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000100297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	2.99%	3.39%	3.40%
C000093604
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000176299
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000024652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	0.31%	(1.21%)	0.33%
C000024654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	3.36%	(1.02%)	0.19%
C000219628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000100297
Average Annual Return [Line Items]
Average Annual Return, Percent	4.07%	3.60%	3.50%
Without Sales Load [Member] | C000093604
Average Annual Return [Line Items]
Average Annual Return, Percent	4.33%	3.86%	3.80%
Without Sales Load [Member] | C000176299
Average Annual Return [Line Items]
Average Annual Return, Percent	4.34%	3.87%	3.79%
Without Sales Load [Member] | C000024652
Average Annual Return [Line Items]
Average Annual Return, Percent	4.99%	(0.29%)	0.80%
Without Sales Load [Member] | C000024654
Average Annual Return [Line Items]
Average Annual Return, Percent	4.36%	(1.02%)	0.19%
Without Sales Load [Member] | C000219628
Average Annual Return [Line Items]
Average Annual Return, Percent	5.25%	(0.03%)	0.94%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.35%	0.31%	1.70%
FEDERATED INDEX: Bloomberg US Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	4.42%
FEDERATED INDEX: Bloomberg US Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	4.42%
FEDERATED INDEX: Bloomberg US Leveraged Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.11%	4.42%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	5.79%	0.45%	1.43%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	5.79%	0.45%	1.43%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	5.79%	0.45%	1.43%